Derivative financial instruments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Contracts to fix debt amount	£ 579
Contracts to fix debt outstanding amount	331
Contracts to fix debt amount, net	910
US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Mark-to-market value of rate derivatives	(869)	£ (1,051)
Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Mark-to-market value of rate derivatives	12	19
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Mark-to-market value of rate derivatives	£ 857	£ 939
Two point seven eight percentage notes due two thousand twenty one [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	2.78%
Three point five eight percentage notes due two thousand twenty twenty five [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	3.58%
Bottom of range [member] | Euro twenty twenty five senior notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.375%
Bottom of range [member] | Euro twenty twenty five senior notes [member] | Libor [member]
Disclosure of detailed information about financial instruments [line items]
Marginal interest rate on reference rate	0.84%
Top of range [member] | Euro Twenty Twenty One Senior Notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.875%
Top of range [member] | Euro Twenty Twenty One Senior Notes [member] | Libor [member]
Disclosure of detailed information about financial instruments [line items]
Marginal interest rate on reference rate	1.35%